Schedule of Share Options Outstanding (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2023 Integer	Jul. 31, 2023 Integer	Jun. 30, 2025 Integer	Jun. 30, 2024 shares	Jun. 30, 2024 Integer	Jun. 30, 2023 shares	Jun. 30, 2023 Integer
IfrsStatementLineItems [Line Items]
Opening balance		1,173,947	1,525,621	1,173,947	1,173,947	868,436
Total issued during the period			6,937,283		890,729		390,373
Total forfeited / expired during the period	(16,193)	(16,193)	(77,500)		(211,913)		(84,862)
Total exercised during the period			(196,994)		(327,142)
Closing balance			8,188,410	1,525,621	1,525,621	1,173,947	1,173,947
Forfeited/expired during the period	16,193	16,193	77,500		211,913		84,862
Exercised during the period			196,994		327,142
Share options [member]
IfrsStatementLineItems [Line Items]
Opening balance		784,098	784,098	784,098	784,098	556,074
Total issued during the period							312,886
Total forfeited / expired during the period							(84,862)
Total exercised during the period			(6,994)
Closing balance			777,104	784,098	784,098	784,098	784,098
Forfeited/expired during the period							84,862
Exercised during the period			6,994
Advisor [Member]
IfrsStatementLineItems [Line Items]
Opening balance		344,055			344,055		312,362
Total issued during the period							31,693
Total forfeited / expired during the period					(16,913)
Total exercised during the period					(327,142)
Closing balance							344,055
Forfeited/expired during the period					16,913
Exercised during the period					327,142
Reach [Member]
IfrsStatementLineItems [Line Items]
Opening balance		45,794	45,794	45,794	45,794
Total issued during the period							45,794
Total forfeited / expired during the period
Total exercised during the period
Closing balance			45,794	45,794	45,794	45,794	45,794
Forfeited/expired during the period
Exercised during the period
Employee incentive plan [member]
IfrsStatementLineItems [Line Items]
Opening balance			630,729
Total issued during the period			6,937,283		630,729
Total forfeited / expired during the period			(77,500)
Total exercised during the period			(190,000)
Closing balance			7,300,512	630,729	630,729
Forfeited/expired during the period			77,500
Exercised during the period			190,000
Over Allotment Options [Member]
IfrsStatementLineItems [Line Items]
Opening balance
Total issued during the period					195,000
Total forfeited / expired during the period					(195,000)
Total exercised during the period
Closing balance
Forfeited/expired during the period					195,000
Exercised during the period
Warrants [member]
IfrsStatementLineItems [Line Items]
Opening balance			65,000
Total issued during the period					65,000
Total forfeited / expired during the period
Total exercised during the period
Closing balance			65,000	65,000	65,000
Forfeited/expired during the period
Exercised during the period